UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10273

Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2011

Date of reporting period:	February 28, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2011

Total Return for the 6 Months Ended February 28, 2011
Class A	Class B	Class C	Class I	Class R	Class W	MSCI EAFE Index[1]	Lipper International Large Cap Core Funds Index[2]
22.17%	22.35%	21.92%	22.28%	22.09%	22.09%	23.77%	23.44%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2011, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time in the future.

Market Conditions

The international markets, as represented by the MSCI EAFE Index (the "Index"), rose 23.77 percent for the six months ended February 28, 2011. The Nordic countries outperformed the Index, particularly Norway and Sweden, rising 36.8 and 31.5 percent, respectively. The euro bloc markets also outperformed, gaining 26.1 percent, led by a resurgent Germany (up 33.8 percent). The U.K. and Japan modestly underperformed the Index, rising 22.9 and 22.8 percent, respectively.

On a sector basis, materials, energy and industrials were the best performing sectors in the Index during the period as sectors sensitive to commodities generally outperformed. Consumer discretionary and information technology also performed well, while telecommunications and health care lagged. Consumer staples significantly underperformed the Index, partly due to fears that rising inflationary pressures in the developing world would result in further tightening measures that would ultimately slow demand for commodities and squeeze margins. The utilities sector was the worst performing sector, rising 13.2 percent, for the six-month period.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund underperformed the MSCI EAFE Index (the "Index") and the Lipper International Large Cap Core Funds Index, for the six months ended February 28, 2011, assuming no deduction of applicable sales charges.

The most significant detractors from relative performance were the large overweight to and stock selection in consumer staples. However, this was largely offset by positive contributions from the portfolio's stock selection in and large underweight exposure to financials. The portfolio also benefited from positive stock selection in industrials and health care and the underweight to utilities, the worst performing sector over the six-month period.

As we entered 2011, the big picture macro outlook remained just as clouded and fraught with many of the same risks as it did at this time a year ago. While the economic recovery in the developed world continues to take hold, it seems to us that the recovery is built on weak foundations with balance sheet leverage still remaining too high in the West while many of the other structural imbalances in the global economy remain largely unresolved.

Policy makers have managed to delay taking further action through the ultra-easy monetary policy and fiscal stimulus but the end of that road is drawing ever closer as the sovereign debt crisis in Europe amply illustrates. The U.S. and Japan remain on unsustainable fiscal paths, the perils of which are obscured by artificially low interest rates. The stubbornly high unemployment levels in the U.S. and across Europe, together with the renewed weakening in U.S. house prices, are constant reminders that the recovery from the Great Recession is anything but a normal recovery.

With monetary policy and fiscal policy options already largely exhausted in dealing with the financial crisis, the global economy remains extremely vulnerable to another exogenous shock, such as instability in the Middle East or some other statistically rare event. Outright and blatant monetization of debt remains the policy of last resort but would surely unleash chaos in financial markets.

Granted equity valuations don't look challenging but a lot hinges on the ability of corporate earnings to keep on growing from a starting point of near record profit margins. Earnings growth may well continue to surprise but the earnings multiple could contract further, which is likely if we get either of the extreme outcomes of inflation or deflation.

All in all, it looks set to be another volatile year for investors to navigate through. With all these uncertainties we continue to believe that it is essential to focus on high-quality companies with pricing power, sustainably high returns on capital and low financial leverage with an absolute focus on and attention to valuation. While we acknowledge that this "quality" bias has not been rewarded in the recent past, all the empirical evidence suggests that it is the key to long-term outperformance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/11
Imperial Tobacco Group PLC	3.9%
British American Tobacco PLC	3.8
Nestle SA, (Registered Shares)	3.5
Unilever N.V. (Share Certificates)	3.4
Reckitt Benckiser Group PLC	3.0
Prudential PLC	2.7
Roche Holding AG	2.7
HSBC Holdings PLC	2.6
Novartis AG, (Registered Shares)	2.3
Toyota Motor Corp.	2.2
TOP FIVE COUNTRIES as of 02/28/11
United Kingdom	34.9%
Japan	24.1
Switzerland	12.7
France	7.1
Netherlands	4.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size, including small and medium capitalization companies, and may be located in developed or emerging market countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2011
Symbol	Class A Shares* (since 04/26/01) IVQAX		Class B Shares** (since 04/26/01) IVQBX		Class C Shares† (since 04/26/01) IVQCX		Class I Shares†† (since 04/26/01) IVQDX	Class R Shares# (since 03/31/08) IVQRX	Class W Shares## (since 03/31/08) IVQWX
1 Year	15.25 9.20 [4]	%[3]	15.38 10.38 [4]	%[3]	14.49 13.49 [4]	%[3]	15.52 —%[3]	14.98 —%[3]	15.14 —%[3]
5 Years	2.92 [3] 1.82 [4]		2.82 [3] 2.57 [4]		2.19 [3] 2.19 [4]		3.18 [3] —	— —	— —
Since Inception	6.17 [3] 5.59 [4]		5.72 [3] 5.72 [4]		5.39 [3] 5.39 [4]		6.42 [3] —	–1.33 [3] —	–1.21 [3] —
Gross Expense Ratio	1.51		1.45		2.26		1.26	1.76	1.61

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/10 – 02/28/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/10	02/28/11	09/01/10 – 02/28/11
Class A
Actual (22.17% return)	$1,000.00	$1,221.70	$8.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.30
Class B
Actual (22.35% return)	$1,000.00	$1,223.50	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95
Class C
Actual (21.92% return)	$1,000.00	$1,219.20	$12.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.98	$10.89
Class I
Actual (22.28% return)	$1,000.00	$1,222.80	$6.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.79	$6.06

Expense Example continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/10	09/01/10 – 02/28/11	02/28/11
Class R
Actual (22.09% return)	$1,000.00	$1,220.90	$9.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.55
Class W
Actual (22.09% return)	$1,000.00	$1,220.90	$8.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.06	$7.80

  @  Expenses are equal to the Fund's annualized expense ratios of 1.46%, 1.39%, 2.18%, 1.21%, 1.71%, and 1.56% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2011, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time in the future.

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 28, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Australia (3.4%)
	Chemicals
17,235	Orica Ltd.	$455,312
	Energy Equipment & Services
60,415	WorleyParsons Ltd.	1,867,569
	Insurance
478,717	AMP Ltd. (a)	2,594,674
	Oil, Gas & Consumable Fuels
244,351	Santos Ltd. (a)	3,586,626
	Total Australia	8,504,181
	Bermuda (0.4%)
	Specialty Retail
189,700	Esprit Holdings Ltd. (b)	936,322
	Canada (0.9%)
	Oil, Gas & Consumable Fuels
39,189	Cenovus Energy, Inc. (a)	1,522,706
24,216	Encana Corp. (a)	787,135
	Total Canada	2,309,841
	France (7.1%)
	Commercial Banks
37,716	Societe Generale	2,655,189
	Diversified Telecommunication Services
77,728	France Telecom SA	1,722,444
	Electrical Equipment
94,390	Legrand SA	3,958,965
	Machinery
40,534	Vallourec SA	4,196,070
	Oil, Gas & Consumable Fuels
21,423	Total SA	1,314,420
	Pharmaceuticals
55,741	Sanofi-Aventis SA	3,847,911
	Total France	17,694,999

NUMBER OF SHARES		VALUE
	Germany (2.9%)
	Chemicals
15,362	BASF SE	$1,277,377
	Electric Utilities
35,757	E.ON AG	1,173,796
	Pharmaceuticals
61,316	Bayer AG (Registered Shares)	4,754,469
	Total Germany	7,205,642
	Ireland (1.6%)
	Construction Materials
172,211	CRH PLC	3,982,817
	Italy (1.1%)
	Oil, Gas & Consumable Fuels
117,866	Eni SpA	2,876,303
	Japan (24.1%)
	Auto Components
233,000	NGK Spark Plug Co., Ltd.	3,486,180
	Automobiles
116,700	Toyota Motor Corp.	5,444,262
	Chemicals
21,300	Nitto Denko Corp.	1,287,527
102,000	Taiyo Nippon Sanso Corp.	912,031
		2,199,558
	Commercial Banks
129,000	Chiba Bank Ltd. (The)	884,119
86,719	Sumitomo Mitsui Financial Group, Inc.	3,282,399
468,000	Sumitomo Trust & Banking Co., Ltd. (The)	2,979,812
		7,146,330
	Electrical Equipment
297,000	Mitsubishi Electric Corp.	3,521,259

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 28, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Equipment, Instruments & Components
333,000	Hitachi Ltd. (a)	$2,021,616
140,100	Hoya Corp.	3,353,072
12,400	Keyence Corp.	3,382,102
22,000	TDK Corp. (a)	1,483,935
		10,240,725
	Household Durables
305,000	Sekisui House Ltd.	3,159,465
	Insurance
102,200	MS&AD Insurance Group Holdings	2,692,788
35,100	T&D Holdings, Inc. (a)	1,020,618
		3,713,406
	Marine
248,147	Mitsui O.S.K. Lines Ltd. (a)	1,647,628
	Media
44,500	Asatsu-DK, Inc. (a)	1,274,660
	Oil, Gas & Consumable Fuels
408	INPEX Corp.	2,869,019
	Personal Products
68,300	Kao Corp.	1,841,632
	Pharmaceuticals
36,700	Astellas Pharma, Inc. (a)	1,441,294
	Real Estate Management & Development
166,000	Mitsubishi Estate Co., Ltd.	3,398,623
	Semiconductors & Semiconductor Equipment
52,900	Tokyo Electron Ltd.	3,472,439
	Trading Companies & Distributors
153,700	Mitsubishi Corp.	4,265,957
	Wireless Telecommunication Services
790	NTT DoCoMo, Inc.	1,484,611
	Total Japan	60,607,048

NUMBER OF SHARES		VALUE
	Luxembourg (0.6%)
	Metals & Mining
2,099	APERAM (c)	$86,794
42,020	ArcelorMittal	1,541,529
	Total Luxembourg	1,628,323
	Netherlands (4.9%)
	Chemicals
55,195	Akzo Nobel N.V.	3,749,351
	Food Products
286,251	Unilever N.V. (Share Certificates)	8,639,450
	Total Netherlands	12,388,801
	Spain (1.3%)
	Commercial Banks
104,933	Banco Santander SA	1,291,523
	Diversified Telecommunication Services
74,257	Telefonica SA	1,888,641
	Total Spain	3,180,164
	Switzerland (12.7%)
	Capital Markets
168,980	UBS AG (Registered Shares) (c)	3,357,901
	Construction Materials
64,120	Holcim Ltd.	4,717,288
	Food Products
154,434	Nestle SA (Registered Shares)	8,741,751
	Insurance
8,980	Zurich Financial Services AG	2,606,337

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 28, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals
101,757	Novartis AG (Registered Shares)	$5,714,599
44,594	Roche Holding AG	6,723,752
		12,438,351
	Total Switzerland	31,861,628
	United Kingdom (34.9%)
	Commercial Banks
937,627	Barclays PLC	4,868,780
595,409	HSBC Holdings PLC	6,553,084
2,248,314	Lloyds Banking Group PLC (c)	2,268,913
		13,690,777
	Electric Utilities
183,401	Scottish & Southern Energy PLC	3,693,516
	Food & Staples Retailing
662,659	WM Morrison Supermarkets PLC	2,983,984
	Household Products
145,513	Reckitt Benckiser Group PLC	7,499,274
	Industrial Conglomerates
144,434	Smiths Group PLC	3,146,204
	Insurance
56,097	Admiral Group PLC	1,539,941
1,331,210	Legal & General Group PLC	2,570,200
584,549	Prudential PLC	6,751,731
249,927	Resolution Ltd.	1,176,635
		12,038,507
	Media
150,755	Reed Elsevier PLC	1,346,161

NUMBER OF SHARES		VALUE
	Metals & Mining
74,103	BHP Billiton PLC	$2,935,858
50,149	Xstrata PLC	1,144,628
		4,080,486
	Multi-Utilities
126,815	National Grid PLC	1,179,490
	Oil, Gas & Consumable Fuels
145,108	BG Group PLC	3,540,187
379,001	BP PLC	3,054,226
		6,594,413
	Professional Services
1,966,385	Hays PLC	3,988,800
	Tobacco
235,537	British American Tobacco PLC	9,425,891
302,847	Imperial Tobacco Group PLC	9,731,344
		19,157,235
	Trading Companies & Distributors
210,009	Bunzl PLC	2,594,022
131,225	Travis Perkins PLC	2,122,013
		4,716,035
	Wireless Telecommunication Services
1,221,887	Vodafone Group PLC	3,467,111
	Total United Kingdom	87,581,993
	United States (1.8%)
	Beverages
126,498	Dr Pepper Snapple Group, Inc.	4,561,518
	Total Common Stocks (Cost $225,820,533)	245,319,580

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 28, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (7.4%)
	Securities Held as Collateral on Loaned Securities (6.7%)
	Repurchase Agreements (1.4%)
$1,856	Barclays Capital, Inc. (0.19%, dated 02/28/11, due 03/01/11; proceeds $1,855,573; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.00% due 03/17/11; valued at $1,892,708)	$1,855,564
1,797	Merrill Lynch & Co., Inc. (0.21%, dated 02/28/11, due 03/01/11; proceeds $1,797,215; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 5.50% due 12/01/24; valued at $1,833,148)	1,797,204
	Total Repurchase Agreements (Cost $3,652,768)	3,652,768
NUMBER OF SHARES (000)
	Investment Company (5.3%)
13,244	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $13,244,212)	13,244,212
	Total Securities Held as Collateral on Loaned Securities (Cost $16,896,980)	16,896,980

NUMBER OF SHARES (000)		VALUE
	Investment Company (0.7%)
1,736	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $1,735,690)	$1,735,690
	Total Short-Term Investments (Cost $18,632,670)	18,632,670
Total Investments (Cost $244,453,203) (d)(e)	105.2%	263,952,250
Liabilities in Excess of Other Assets	(5.2)	(12,939,792)
Net Assets	100.0%	$251,012,458

  (a)  All or a portion of this security was on loan at February 28, 2011.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Non-income producing security.

  (d)  The market value and percentage of net assets, $238,361,427 and 95.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,273,996 and the aggregate gross unrealized depreciation is $11,774,949 resulting in net unrealized appreciation of $19,499,047.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments  ■  February 28, 2011 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$24,783,819	10.0%
Pharmaceuticals	22,482,025	9.1
Insurance	20,952,924	8.5
Oil, Gas & Consumable Fuels	19,550,622	7.9
Tobacco	19,157,235	7.8
Food Products	17,381,201	7.0
Electronic Equipment, Instruments & Components	10,240,725	4.1
Trading Companies & Distributors	8,981,992	3.6
Construction Materials	8,700,105	3.5
Chemicals	7,681,598	3.1
Household Products	7,499,274	3.0
Electrical Equipment	7,480,224	3.0
Metals & Mining	5,708,809	2.3
Automobiles	5,444,262	2.2
Wireless Telecommunication Services	4,951,722	2.0
Electric Utilities	4,867,312	2.0
Beverages	4,561,518	1.8
Machinery	4,196,070	1.7
Professional Services	3,988,800	1.6

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Diversified Telecommunication Services	$3,611,085		1.5%
Auto Components	3,486,180		1.4
Semiconductors & Semiconductor Equipment	3,472,439		1.4
Real Estate Management & Development	3,398,623		1.4
Capital Markets	3,357,901		1.4
Household Durables	3,159,465		1.3
Industrial Conglomerates	3,146,204		1.3
Food & Staples Retailing	2,983,984		1.2
Media	2,620,821		1.1
Energy Equipment & Services	1,867,569		0.8
Personal Products	1,841,632		0.7
Investment Company	1,735,690		0.7
Marine	1,647,628		0.7
Multi-Utilities	1,179,490		0.5
Specialty Retail	936,322		0.4
	$247,055,270	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $229,473,301) (including $16,079,428 for securities loaned)	$248,972,348
Investment in affiliate, at value (cost $14,979,902)	14,979,902
Cash (foreign currency with a cost of $312,061)	312,598
Receivable for:
Investments sold	4,027,154
Dividends	646,824
Foreign withholding taxes reclaimed	280,699
Shares of beneficial interest sold	131,373
Dividends from affiliate	533
Receivable from Distributor	77,319
Prepaid expenses and other assets	44,616
Total Assets	269,473,366
Liabilities:
Collateral on securities loaned, at value	16,896,980
Payable for:
Investments purchased	720,879
Shares of beneficial interest redeemed	296,183
Transfer agent fee	164,955
Investment advisory fee	153,206
Distribution fee	70,810
Administration fee	15,399
Accrued expenses and other payables	142,496
Total Liabilities	18,460,908
Net Assets	$251,012,458
Composition of Net Assets:
Paid-in-capital	$330,456,112
Net unrealized appreciation	19,538,556
Dividends in excess of net investment income	(531,774)
Accumulated net realized loss	(98,450,436)
Net Assets	$251,012,458
Class A Shares:
Net Assets	$49,744,766
Shares Outstanding (unlimited shares authorized, $.01 par value)	5,531,180
Net Asset Value Per Share	$8.99
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.49
Class B Shares:
Net Assets	$59,974,500
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,703,894
Net Asset Value Per Share	$8.95
Class C Shares:
Net Assets	$19,814,145
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,219,621
Net Asset Value Per Share	$8.93
Class I Shares:
Net Assets	$121,292,895
Shares Outstanding (unlimited shares authorized, $.01 par value)	13,455,548
Net Asset Value Per Share	$9.01
Class R Shares
Net Assets	$92,466
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,347
Net Asset Value Per Share	$8.94
Class W Shares
Net Assets	$93,686
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,474
Net Asset Value Per Share	$8.94

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2011 (unaudited)

Net Investment Income: Income
Dividends (net of $150,540 foreign withholding tax)	$2,651,518
Income from securities loaned - net	41,591
Dividends from affiliate	3,691
Interest	90
Total Income	2,696,890
Expenses
Investment advisory fee	988,470
Distribution fee (Class A shares)	62,560
Distribution fee (Class B shares)	53,198
Distribution fee (Class C shares)	96,527
Distribution fee (Class R shares)	214
Distribution fee (Class W shares)	151
Transfer agent fees and expenses	211,005
Administration fee	98,847
Custodian fees	56,257
Shareholder reports and notices	46,986
Professional fees	39,067
Registration fees	34,593
Trustees' fees and expenses	6,213
Other	16,794
Total Expenses	1,710,882
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,347)
Net Expenses	1,708,535
Net Investment Income	988,355
Realized and Unrealized Gain: Realized Gain on:
Investments	9,076,638
Foreign currency translation	149,727
Net Realized Gain	9,226,365
Change in Unrealized Appreciation/Depreciation on:
Investments	39,498,613
Foreign currency translation	44,535
Net Change in Unrealized Appreciation/Depreciation	39,543,148
Net Gain	48,769,513
Net Increase	$49,757,868

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011	FOR THE YEAR ENDED AUGUST 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$988,355	$4,354,021
Net realized gain (loss)	9,226,365	(11,227,189)
Net change in unrealized appreciation/depreciation	39,543,148	3,778,577
Net Increase (Decrease)	49,757,868	(3,094,591)
Dividends to Shareholders from Net Investment Income:
Class A shares	(896,377)	(1,409,147)
Class B shares	(1,082,844)	(1,914,479)
Class C shares	(177,069)	(419,041)
Class I shares	(2,396,152)	(3,788,295)
Class R shares	(1,399)	(1,943)
Class W shares	(1,523)	(2,050)
Total Dividends	(4,555,364)	(7,534,955)
Net decrease from transactions in shares of beneficial interest	(28,194,548)	(58,046,530)
Net Increase (Decrease)	17,007,956	(68,676,076)
Net Assets:
Beginning of period	234,004,502	302,680,578
End of Period (Including dividends in excess of net investment income of $531,774 and accumulated undistributed net investment income of $3,035,235, respectively)	$251,012,458	$234,004,502

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the "Sub-Advisers"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended August 31, 2010 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2011 were $16,079,428 and $16,897,952, respectively. The Fund received cash collateral of $16,896,980, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of February 28, 2011, there was uninvested cash of $972, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Auto Components	$3,486,180	—	$3,486,180	—
Automobiles	5,444,262	—	5,444,262	—
Beverages	4,561,518	$4,561,518	—	—
Capital Markets	3,357,901	—	3,357,901	—
Chemicals	7,681,598	—	7,681,598	—
Commercial Banks	24,783,819	—	24,783,819	—
Construction Materials	8,700,105	—	8,700,105	—
Diversified Telecommunication Services	3,611,085	—	3,611,085	—
Electric Utilities	4,867,312	—	4,867,312	—
Electrical Equipment	7,480,224	—	7,480,224	—
Electronic Equipment, Instruments & Components	10,240,725	—	10,240,725	—
Energy Equipment & Services	1,867,569	—	1,867,569	—
Food & Staples Retailing	2,983,984	—	2,983,984	—
Food Products	17,381,201	—	17,381,201	—
Household Durables	3,159,465	—	3,159,465	—
Household Products	7,499,274	—	7,499,274	—
Industrial Conglomerates	3,146,204	—	3,146,204	—
Insurance	20,952,924	—	20,952,924	—
Machinery	4,196,070	—	4,196,070	—
Marine	1,647,628	—	1,647,628	—
Media	2,620,821	—	2,620,821	—
Metals & Mining	5,708,809	86,794	5,622,015	—
Multi-Utilities	1,179,490	—	1,179,490	—
Oil, Gas & Consumable Fuels	19,550,622	2,309,841	17,240,781	—
Personal Products	1,841,632	—	1,841,632	—
Pharmaceuticals	22,482,025	—	22,482,025	—
Professional Services	3,988,800	—	3,988,800	—
Real Estate Management & Development	3,398,623	—	3,398,623	—
Semiconductors & Semiconductor Equipment	3,472,439	—	3,472,439	—

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Specialty Retail	$936,322	—	$936,322	—
Tobacco	19,157,235	—	19,157,235	—
Trading Companies & Distributors	8,981,992	—	8,981,992	—
Wireless Telecommunication Services	4,951,722	—	4,951,722	—
Total Common Stocks	245,319,580	$6,958,153	238,361,427	—
Short-Term Investments
Repurchase Agreements	3,652,768	—	3,652,768	—
Investment Company	14,979,902	14,979,902	—	—
Total Short-Term Investments	18,632,670	14,979,902	3,652,768	—
Total	$263,952,250	$21,938,055	$242,014,195	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of February 28, 2011, securities with a total value of $218,792,540 transferred from Level 1 to Level 2. At February 28, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Advisers, the Sub-Advisers provide the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at February 28, 2011.

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time in the future.

At February 28, 2011, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2011. For the six months ended February 28, 2011, the distribution fee was accrued for Class B at an annual rate of 0.18%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2011, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.97%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $20,363 and $562, respectively and received $751 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2011, advisory fees paid were reduced by $2,347 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $3,691 for the six months ended February 28, 2011. During the six months ended February 28, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $32,050,352 and $33,437,792, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2011 aggregated $37,103,569 and $70,692,066, respectively.

For the six months ended February 28, 2011, the Fund incurred brokerage commissions of $878 with Citigroup, Inc., and it's affiliated broker/dealers which are affiliates of the Investment Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Sub-Advisers and Distributor, is the Fund's transfer agent.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest@@

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011		FOR THE YEAR ENDED AUGUST 31, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	258,850	$2,164,159	551,451	$4,302,269
Reinvestment of dividends	103,988	881,820	169,612	1,378,944
Redeemed	(1,149,790)	(9,778,019)	(1,777,046)	(14,216,556)
Net decrease — Class A	(786,952)	(6,732,040)	(1,055,983)	(8,535,343)
CLASS B SHARES
Sold	31,308	268,411	125,051	994,385
Reinvestment of dividends	123,751	1,043,224	228,081	1,842,896
Redeemed	(1,090,209)	(9,148,518)	(2,328,546)	(18,514,721)
Net decrease — Class B	(935,150)	(7,836,883)	(1,975,414)	(15,677,440)
CLASS C SHARES
Sold	15,859	132,569	36,471	290,797
Reinvestment of dividends	20,409	171,845	50,467	407,269
Redeemed	(431,032)	(3,583,796)	(723,256)	(5,734,640)
Net decrease — Class C	(394,764)	(3,279,382)	(636,318)	(5,036,574)
CLASS I SHARES
Sold	254,426	2,171,788	493,871	3,977,450
Reinvestment of dividends	279,570	2,373,549	461,453	3,756,231
Redeemed	(1,757,331)	(14,892,580)	(4,550,956)	(36,530,854)
Net decrease — Class I	(1,223,335)	(10,347,243)	(3,595,632)	(28,797,173)
CLASS W SHARES
Sold	118	1,000	—	—
Net increase — Class W	118	1,000	—	—
Net decrease in Fund	(3,340,083)	$(28,194,548)	(7,263,347)	$(58,046,530)

@@  The Fund will suspend offering its shares to new investors when the Fund's assets reach $1 billion. Following the general suspension of the offering of the Fund's shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 28, 2011 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2010, the Fund had temporary book/tax differences attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 28, 2011, investments in securities of issuers in the United Kingdom and Japan were 34.9% and 24.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these countries.

At February 28, 2011, the Fund's cash balance consisted of interest bearing deposits with State Street, the Fund's custodian.

9. Accounting Pronouncement

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.49		$7.86		$10.26		$14.09		$14.06		$13.13
Income (loss) from investment operations:
Net investment income(1)	0.03		0.12		0.14		0.21		0.21		0.26
Net realized and unrealized gain (loss)	1.62		(0.29)		(1.55)		(1.63)		1.88		1.73
Total income (loss) from investment operations	1.65		(0.17)		(1.41)		(1.42)		2.09		1.99
Less dividends and distributions from:
Net investment income	(0.15)		(0.20)		(0.26)		(0.14)		(0.22)		(0.18)
Net realized gain	—		—		(0.73)		(2.27)		(1.84)		(0.88)
Total dividends and distributions	(0.15)		(0.20)		(0.99)		(2.41)		(2.06)		(1.06)
Net asset value, end of period	$8.99		$7.49		$7.86		$10.26		$14.09		$14.06
Total Return(2)	22.17	%(6)	(2.35)%		(11.70)%		(12.36)%		15.93%		16.15%
Ratios to Average Net Assets(3):
Total expenses	1.46	%(4)(7)	1.51	%(4)	1.50	%(4)	1.36	%(4)	1.36	%(4)	1.37%
Net investment income	0.72	%(4)(7)	1.48	%(4)	1.99	%(4)	1.72	%(4)	1.51	%(4)	1.89%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$49,745		$47,304		$57,939		$89,770		$125,527		$113,122
Portfolio turnover rate	15	%(6)	36%		25%		36%		29%		36%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.45		$7.83		$10.24		$13.95		$13.89		$12.96
Income (loss) from investment operations:
Net investment income(1)	0.03		0.12		0.15		0.22		0.14		0.14
Net realized and unrealized gain (loss)	1.63		(0.29)		(1.55)		(1.61)		1.85		1.72
Total income (loss) from investment operations	1.66		(0.17)		(1.40)		(1.39)		1.99		1.86
Less dividends and distributions from:
Net investment income	(0.16)		(0.21)		(0.28)		(0.05)		(0.09)		(0.05)
Net realized gain	—		—		(0.73)		(2.27)		(1.84)		(0.88)
Total dividends and distributions	(0.16)		(0.21)		(1.01)		(2.32)		(1.93)		(0.93)
Net asset value, end of period	$8.95		$7.45		$7.83		$10.24		$13.95		$13.89
Total Return(2)	22.35	%(6)	(2.33)%		(11.61)%		(12.18)%		15.32%		15.22%
Ratios to Average Net Assets(3):
Total expenses	1.39	%(4)(7)	1.45	%(4)	1.34	%(4)	1.25	%(4)	1.89	%(4)	2.13%
Net investment income	0.79	%(4)(7)	1.54	%(4)	2.15	%(4)	1.83	%(4)	0.98	%(4)	1.13%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$59,975		$56,906		$75,250		$122,494		$184,035		$209,878
Portfolio turnover rate	15	%(6)	36%		25%		36%		29%		36%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.39		$7.76		$10.06		$13.84		$13.83		$12.92
Income (loss) from investment operations:
Net investment income(1)	0.00	(2)	0.06		0.09		0.12		0.11		0.15
Net realized and unrealized gain (loss)	1.62		(0.29)		(1.51)		(1.60)		1.85		1.71
Total income (loss) from investment operations	1.62		(0.23)		(1.42)		(1.48)		1.96		1.86
Less dividends and distributions from:
Net investment income	(0.08)		(0.14)		(0.15)		(0.03)		(0.11)		(0.07)
Net realized gain	—		—		(0.73)		(2.27)		(1.84)		(0.88)
Total dividends and distributions	(0.08)		(0.14)		(0.88)		(2.30)		(1.95)		(0.95)
Net asset value, end of period	$8.93		$7.39		$7.76		$10.06		$13.84		$13.83
Total Return(3)	21.92	%(7)	(3.15)%		(12.38)%		(12.97)%		15.17%		15.30%
Ratios to Average Net Assets(4):
Total expenses	2.18	%(5)(8)	2.26	%(5)	2.25	%(5)	2.08	%(5)	2.06	%(5)	2.04%
Net investment income	0.00	%(5)(6)(8)	0.73	%(5)	1.24	%(5)	1.00	%(5)	0.81	%(5)	1.22%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$19,814		$19,328		$25,217		$41,975		$66,486		$65,822
Portfolio turnover rate	15	%(7)	36%		25%		36%		29%		36%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.52		$7.89		$10.32		$14.16		$14.12		$13.17
Income (loss) from investment operations:
Net investment income(1)	0.04		0.14		0.16		0.24		0.25		0.29
Net realized and unrealized gain (loss)	1.62		(0.29)		(1.56)		(1.63)		1.88		1.74
Total income (loss) from investment operations	1.66		(0.15)		(1.40)		(1.39)		2.13		2.03
Less dividends and distributions from:
Net investment income	(0.17)		(0.22)		(0.30)		(0.18)		(0.25)		(0.20)
Net realized gain	—		—		(0.73)		(2.27)		(1.84)		(0.88)
Total dividends and distributions	(0.17)		(0.22)		(1.03)		(2.45)		(2.09)		(1.08)
Net asset value, end of period	$9.01		$7.52		$7.89		$10.32		$14.16		$14.12
Total Return(2)	22.28	%(6)	(2.10)%		(11.44)%		(12.14)%		16.20%		16.42%
Ratios to Average Net Assets(3):
Total expenses	1.21	%(4)(7)	1.26	%(4)	1.25	%(4)	1.11	%(4)	1.12	%(4)	1.13%
Net investment income	0.97	%(4)(7)	1.73	%(4)	2.24	%(4)	1.97	%(4)	1.75	%(4)	2.13%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$121,293		$110,313		$144,113		$283,181		$436,827		$442,481
Portfolio turnover rate	15	%(6)	36%		25%		36%		29%		36%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD MARCH 31, 2008(1)
	MONTHS ENDED						THROUGH
	FEBRUARY 28, 2011		2010		2009		AUGUST 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.44		$7.81		$10.25		$11.17
Income (loss) from investment operations:
Net investment income(2)	0.02		0.10		0.13		0.10
Net realized and unrealized gain (loss)	1.62		(0.28)		(1.56)		(1.02)
Total income (loss) from investment operations	1.64		(0.18)		(1.43)		(0.92)
Less dividends and distributions from:
Net investment income	(0.14)		(0.19)		(0.28)		—
Net realized gain	—		—		(0.73)		—
Total dividends and distributions	(0.14)		(0.19)		(1.01)		—
Net asset value, end of period	$8.94		$7.44		$7.81		$10.25
Total Return(3)	22.09	%(7)	(2.52)%		(11.94)%		(8.24	)%(7)
Ratios to Average Net Assets(4):
Total expenses	1.71	%(5)(8)	1.76	%(5)	1.75	%(5)	1.61	%(5)(8)
Net investment income	0.47	%(5)(8)	1.23	%(5)	1.74	%(5)	2.18	%(5)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$92		$77		$81		$92
Portfolio turnover rate	15	%(7)	36%		25%		36%

(1)  The date shares were first issued.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD MARCH 31, 2008(1)
	MONTHS ENDED						THROUGH
	FEBRUARY 28, 2011		2010		2009		AUGUST 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.45		$7.82		$10.26		$11.17
Income (loss) from investment operations:
Net investment income(2)	0.03		0.11		0.14		0.11
Net realized and unrealized gain (loss)	1.61		(0.28)		(1.56)		(1.02)
Total income (loss) from investment operations	1.64		(0.17)		(1.42)		(0.91)
Less dividends and distributions from:
Net investment income	(0.15)		(0.20)		(0.29)		—
Net realized gain	—		—		(0.73)		—
Total dividends and distributions	(0.15)		(0.20)		(1.02)		—
Net asset value, end of period	$8.94		$7.45		$7.82		$10.26
Total Return(3)	22.09	%(7)	(2.40)%		(11.83)%		(8.15	)%(7)
Ratios to Average Net Assets(4):
Total expenses	1.56	%(5)(8)	1.61	%(5)	1.60	%(5)	1.46	%(5)(8)
Net investment income	0.62	%(5)(8)	1.38	%(5)	1.89	%(5)	2.33	%(5)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$94		$77		$81		$92
Portfolio turnover rate	15	%(7)	36%		25%		36%

(1)  The date shares were first issued.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley International Value Equity Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) (continued)

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ''cookies.'' ''Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley International Value Equity Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) (continued)

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies-such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

Morgan Stanley International Value Equity Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) (continued)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an Affiliated Company Becomes a Nonaffiliated Third Party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we

Morgan Stanley International Value Equity Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) (continued)

collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Value
Equity Fund

Semiannual Report

February 28, 2011

IVQSAN
IU11-00749P-Y02/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity

/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2011

3